Exchangeable Senior Notes - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 02, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Apr. 24, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs		$ 990,494	$ 0	$ 0
Payment for cost of capped calls		87,700	$ 0	$ 0
Initial Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued					$ 850,000
Additional Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 150,000
Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 1,000,000	819,637
Debt interest rate	0.625%
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs	$ 990,000
Debt conversion, period immediately preceding maturity date	1 year
Financial value of notes		1,033,000
Notes | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued		1,000,000
Notes | Capped call
Disclosure of detailed information about borrowings [line items]
Payment for cost of capped calls	$ 87,700
Debt instrument, fair value of embedded derivative	$ 177,900	202,600
Fair value of capped calls derivatives		$ 99,900
Notes | Class A ordinary shares
Disclosure of detailed information about borrowings [line items]
Debt conversion, number of shares issued in initial exchange (shares) | shares	12.2663
Debt conversion, initial exchange rate per share (USD per share) | $ / shares	$ 81.52
Debt conversion ratio	0.0122663
Notes | Class A ordinary shares | Top of range
Disclosure of detailed information about borrowings [line items]
Debt conversion, initial exchange rate per share (USD per share) | $ / shares	$ 114.42